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Segall Bryant & Hamill Global Large Cap Fund
Segall Bryant & Hamill Global Large Cap Fund
Investment Objective
The Segall Bryant & Hamill Global Large Cap Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Segall Bryant & Hamill Global Large Cap Fund - USD ($)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$ 12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Segall Bryant & Hamill Global Large Cap Fund		Retail Class	Institutional Class
Management Fees		0.65%	0.65%
Distribution (12b-1) Fees		none	none
Shareholder service fee	[1]	0.15%	0.05%
All other expenses		0.42%	0.42%
Other Expenses		0.57%	0.47%
Total Annual Fund Operating Expenses		1.22%	1.12%
Fee Waivers and/or Expense Reimbursements	[2]	(0.33%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	0.89%	0.74%
[1]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. Refer to the "Shareholder Service Fee" section on page 117 of the prospectus.
[2]	From May 1, 2020, until at least April 30, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.89% and 0.74% for the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2021, without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Segall Bryant & Hamill Global Large Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retail Class	91	355	639	1,448
Institutional Class	76	318	580	1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies of the Fund

●	The Fund emphasizes investments in global, large, dividend-paying companies that meet the portfolio management team's investment criteria based on various financial measures/ratios and have improving business prospects due to strong company and industry dynamics. The team seeks to optimize the portfolio based on a company's ability to grow its dividend while also taking into account the valuation of a company. The team seeks companies with strong Environmental, Social, and Governance (ESG) practices. The team consider a candidate company's ESG practices because they believe these traits can enhance a company's growth trajectory, long-term financial success and ability to pay a dividend.
●	The Fund will invest, under normal circumstances, at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in stocks of large, well-established, dividend-paying companies, as measured at the time of purchase.
●	Under normal circumstances, the Fund will invest at least 40% of its net assets in stocks of foreign companies drawn from at least three different countries (and at least 30% of its net assets in stocks of foreign companies if market conditions are not favorable).
●	The Fund currently considers "large" companies to be those with a market capitalization of at least $5 billion at the time of purchase. Large companies may benefit from attributes such as market dominance, substantial financial resources, and the opportunity to be global leaders in an industry. These characteristics may result in increased stability for a company and a lower-risk investment for the Fund than smaller companies.
●	Through a combination of proprietary quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the ability of companies to pay and consistently grow dividends. In particular, the team typically seeks to identify companies that have paid consistently rising dividends, including those that currently pay dividends on their common stocks and have maintained or increased their per share dividend payments over the preceding five years.
●	The team researches companies in which the historical consistency and fundamental improvement in free cash flow appear sustainable. The team seeks to develop an understanding of the economics of the business and sustainability of a company's competitive advantage.
●	With respect to portfolio structure, the team seeks to achieve a balance between current yield, dividend growth and capital preservation without regard to country or sector limitations. The portfolio typically holds 25 to 30 stocks.
●	The Fund can invest in securities of companies whose stock is traded on U.S. or foreign markets, including depositary receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
●	The Fund considers "foreign companies" to include those domiciled outside of the United States or with the principal trading market of their securities outside of the United States.
●	Stocks may be sold when business fundamentals and/or dividend growth prospects have changed, ESG practices deteriorate or the stock price has achieved the team's valuation target. The stock may also be sold if better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.
●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
●	Value Investing Risk: The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors "growth" stocks.
●	Direct Foreign Exposure Risk: The Fund may invest in non-U.S.-traded securities. There are risks and costs involved in investing in non-U.S.-traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country, and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements, and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund's ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability, and adverse changes in diplomatic relations between the United States and that foreign country.
●	ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depository's transaction fees. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.
●	Sector Focus Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single sector or related sector, due to reasons such as a rebalancing or reconstitution of a benchmark index. Focusing investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are focused, the Fund may perform poorly during that period.
●	Currency Risk: The Fund's exposure to foreign markets may affect the net asset value and total return of the Fund due to fluctuations in currency exchange rates.

Bar Chart and Performance Tables

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for both the Retail Class and the Institutional Class compared with those of unmanaged indexes of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 3/31/2013 12.42%	Lowest Quarterly Return: 6/30/2010 (13.54)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2019)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Segall Bryant & Hamill Global Large Cap Fund	1 Year	5 Years	10 Years
Retail Class	25.36%	8.12%	9.07%
Retail Class | After Taxes on Distributions	22.95%	6.35%	7.10%
Retail Class | After Taxes on Distributions and Sales	16.66%	6.12%	7.02%
Institutional Class	25.55%	8.27%	9.24%
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%